Subsequent events (Details) - USD ($) $ in Millions	Feb. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Term B Loan Due 2022 [Member]
Subsequent Event [Line Items]
Remaining principal balance		$ 2,277.8	$ 2,024.4
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase (decrease) in interest payable	$ (10.0)
Subsequent Event [Member] | Term B Loan Due 2022 [Member]
Subsequent Event [Line Items]
Repayments of long-term debt	300.0
Scheduled payments	$ 142.7